As filed with the Securities and Exchange Commission on September 4, 2020

1933 Act File No. 33-20673

1940 Act File No. 811-05514

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 157	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 158	☒

WILMINGTON FUNDS

(Exact Name of Registrant as Specified in Charter)

1100 North Market Street, 9th Floor

Wilmington, Delaware 19890

(Address of Principal Executive Offices)

1-800-836-2211

(Registrant’s Telephone Number)

John McDonnell

Wilmington Funds Management Corporation

1100 North Market Street, 9th Floor

Wilmington, Delaware 19890

(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

With a copy to:

Alison Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a) (i)
☐	on pursuant to paragraph (a) (i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Wilmington Funds, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 4th day of September, 2020.

WILMINGTON FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
September 4, 2020

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE

By: /s/ Lisa R. Grosswirth
Lisa R. Grosswirth SECRETARY	Attorney-in-Fact For the Persons Listed Below	September 4, 2020

Nicholas A. Giordano*	Chairman of the Board and Trustee

/s/ Richard J. Berthy Richard J. Berthy	Chief Executive Officer
(Principal Executive Officer)

/s/ Christopher W. Roleke Christopher W. Roleke	Chief Financial Officer and Treasurer
(Principal Financial Officer)

Robert H. Arnold*	Trustee

Gregory Chandler*	Trustee

Dominick D’Eramo*	Trustee

Donald E. Foley*	Trustee

Richard B. Seidel*	Trustee

Valerie J. Sill*	Trustee

* By Power of Attorney

EXHIBIT LIST

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase